Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income taxes relating to income from continuing operations

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$15,803	$6,334	$(29,904)
State and local	3,652	2,307	818
Foreign	4,931	27,546	25,448

Total current	24,386	36,187	(3,638)

Deferred:
Federal	34,237	21,355	37,646
State and local	863	5,455	7,549
Foreign	12,087	904	1,087

Total deferred	47,187	27,714	46,282

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

Income loss from continuing operations from federal statutory rate

	Year Ended December 31,
	2011	2010	2009
Income taxes relating to continuing operations at federal statutory rate of 35%	$86,621	$64,799	$42,914
State and local income taxes, net of federal taxes	1,883	5,991	5,650
Foreign	(947)	(6,021)	(7,115)
Uncertain tax positions	(16,061)	—	—
Other	77	(868)	1,195

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

Summary of deferred tax assets and liabilities

	2011	2010
Deferred Tax Assets
Accrued liabilities	$51,323	$46,562
Net operating loss carryforwards	12,133	23,164
Interest rate swap	6,215	297
Other	7,027	2,787

Total deferred tax assets	76,698	72,810
Valuation allowance	(11,839)	(7,335)

Net deferred tax assets	64,859	65,475

Deferred Tax Liabilities
Depreciation and amortization	(121,723)	(94,742)
Partnership investments	(109,460)	(104,527)
Convertible notes	(21,335)	(17,454)
Other	(3,357)	(2,421)

Total deferred tax liabilities	(255,875)	(219,144)

Net deferred tax liabilities	$(191,016)	$(153,669)

Summary of movement in uncertain tax positions

	2011	2010	2009
Uncertain tax positions — January 1	$36,097	$36,887	$32,901
Gross increase — tax position in prior periods	679	1,493	2,411
Gross decrease — tax position in prior periods	(19,077)	(288)	(165)
Gross increase — current period tax position	17	—	—
Settlements	(2,201)	(125)	—
Lapse in statute of limitations	(541)	(756)	(1,227)
Foreign exchange	(116)	(1,114)	2,967

Uncertain tax positions — December 31	$14,858	$36,097	$36,887